PRINCIPAL ACCOUNTING POLICIES (Details) (CNY) In Thousands, unless otherwise specified	0 Months Ended										12 Months Ended
	Jan. 27, 2014	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2013 51net HR Wang Ju	Dec. 31, 2013 51net Tech JV	Dec. 31, 2013 Tech JV AdCo	Dec. 31, 2013 Run An	Sep. 11, 2007 Run An	Dec. 31, 2013 Run An Wang Ju	Dec. 31, 2013 Qian Cheng	Dec. 31, 2013 Qian Cheng Tech JV	Dec. 31, 2013 Qian Cheng AdCo
Basis of consolidation
Ownership interest in subsidiary (as a percent)					70.00%	50.00%	80.00%
Ownership interest (as a percent)										30.00%		50.00%	20.00%
Number of consolidated VIEs		2	2	2
Registered capital								6,000			1,500
Retained earnings/(Accumulated loss)								(1,345)			783
Expiration term of equity pledge agreement	2 years
Interest-free loans to shareholders of VIEs									6,000
Purchase price for Qian Cheng's equity interest in Tech JV and AdCo under the call option agreement											1,200